LOANS (Details 8) (Corporate, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing receivable impaired
Recorded investment	$ 2,333	$ 3,236
Unpaid principal balance	2,988	4,488
Related specific allowance	284	420
Average Carrying Value	2,578	4,434	10,643
Interest Income Recognized	98	109	65
Impaired financing receivable with specific allowance	1,100	1,239
Impaired financing receivable without specific allowance	1,233	1,997
Number of months in sustained period of repayment performance for cash-basis loans to return to an accrual status	6 months	6 months
Commercial and industrial
Financing receivable impaired
Recorded investment	1,078	1,134
Unpaid principal balance	1,368	1,455
Related specific allowance	155	186
Average Carrying Value	1,076	1,446
Interest Income Recognized	65	76
Impaired financing receivable with specific allowance	608	501
Impaired financing receivable without specific allowance	470	633
Financial institutions
Financing receivable impaired
Recorded investment	454	763
Unpaid principal balance	504	1,127
Related specific allowance	14	28
Average Carrying Value	518	1,056
Impaired financing receivable with specific allowance	41	78
Impaired financing receivable without specific allowance	413	685
Mortgage and real estate
Financing receivable impaired
Recorded investment	680	1,039
Unpaid principal balance	810	1,245
Related specific allowance	74	151
Average Carrying Value	811	1,487
Interest Income Recognized	23	14
Impaired financing receivable with specific allowance	345	540
Impaired financing receivable without specific allowance	335	499
Lease financing
Financing receivable impaired
Recorded investment	52	13
Unpaid principal balance	61	21
Related specific allowance	16
Average Carrying Value	19	25
Interest Income Recognized	2	2
Impaired financing receivable with specific allowance	47
Impaired financing receivable without specific allowance	5	13
Other
Financing receivable impaired
Recorded investment	69	287
Unpaid principal balance	245	640
Related specific allowance	25	55
Average Carrying Value	154	420
Interest Income Recognized	8	17
Impaired financing receivable with specific allowance	59	120
Impaired financing receivable without specific allowance	$ 10	$ 167